SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Restatement of Consolidated Statements of Operations (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Wholesale revenues	$ 1,245	$ 138,993	$ 223,943	$ 389,522
Total revenues	1,189,749	1,980,289	6,680,536	5,597,094
Cost of revenues	(127,058)	(517,930)	(1,587,566)	(1,753,496)
Gross profit	1,062,691	1,462,359	5,092,970	3,843,598
Payroll and related expenses	883,907	1,208,009	5,194,742	3,160,763
General and administrative expenses	327,746	626,847	2,046,143	2,137,567
Rent Expense	628,902	652,100	2,996,529	1,742,232
Professional fees	332,375	137,610	1,169,644	799,490
Depreciation and amortization expense	69,375	57,291	269,087	151,710
Total operating expenses	2,242,305	2,681,857	11,676,145	7,991,762
Loss from operations	(1,179,614)	(1,219,498)	(6,583,175)	(4,148,164)
Interest expense	(275,453)	(30,802)	(285,661)	(16,073)
Other income	2,771	1,400	18,111	7,903
Total other expense	(772,682)	(29,402)	(267,550)	(8,170)
Net loss	$ (1,952,296)	$ (1,248,900)	$ (6,850,725)	$ (4,156,334)
Basic loss per common share	$ (0.05)	$ (0.08)	$ (0.26)	$ (0.23)
As Previously Reported
Wholesale revenues				$ 853,293
Total revenues				6,060,865
Cost of revenues				(1,367,870)
Gross profit				4,692,995
Payroll and related expenses				3,486,860
General and administrative expenses				2,564,527
Rent Expense				1,742,732
Professional fees				862,439
Depreciation and amortization expense				249,703
Total operating expenses				8,906,261
Loss from operations				(4,213,266)
Interest expense				(81,617)
Other income				41,266
Total other expense				(40,351)
Net loss				(4,253,617)
Less: Net gain (loss) attributable to non-controlling interest				42,051
Net loss attributable to the Company				$ (4,295,668)
Basic loss per common share				$ (0.24)
As Restated
Wholesale revenues				$ (463,771)
Total revenues				(463,771)
Cost of revenues				(385,626)
Gross profit				(849,397)
Payroll and related expenses				(326,097)
General and administrative expenses				(426,960)
Rent Expense				(500)
Professional fees				(62,949)
Depreciation and amortization expense				(97,993)
Total operating expenses				(914,499)
Loss from operations				65,102
Interest expense				65,544
Other income				(33,363)
Total other expense				32,181
Net loss				97,283
Less: Net gain (loss) attributable to non-controlling interest				(42,051)
Net loss attributable to the Company				$ 139,334
Basic loss per common share				$ 0.01
Error Correction
Wholesale revenues				$ 389,522
Total revenues				5,597,094
Cost of revenues				(1,753,496)
Gross profit				3,843,598
Payroll and related expenses				3,160,763
General and administrative expenses				2,137,567
Rent Expense				1,742,232
Professional fees				799,490
Depreciation and amortization expense				151,710
Total operating expenses				7,991,762
Loss from operations				(4,148,164)
Interest expense				(16,073)
Other income				7,903
Total other expense				(8,170)
Net loss				$ (4,156,334)
Less: Net gain (loss) attributable to non-controlling interest
Net loss attributable to the Company				$ (4,156,334)
Basic loss per common share				$ (0.23)